Shareholder's Equity (Details) - USD ($)				9 Months Ended	12 Months Ended
		Sep. 26, 2024	Feb. 10, 2023	Sep. 30, 2024	Dec. 31, 2023		Jun. 28, 2024	Jun. 26, 2024	Mar. 28, 2023	Dec. 31, 2022		Oct. 25, 2022
Shareholder’s Equity [Line Items]
Preferred shares, shares authorized				5,000,000	5,000,000					5,000,000
Preferred shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001					$ 0.0001
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares redeemed (in Dollars)	[1]			$ 16,541,342
Cancelled shares				187,500
Warrant expiration term				5 years
Gross proceeds percentage				60.00%	60.00%
Market value per share (in Dollars per share)				$ 9.2	$ 9.2
Issued price percentage				180.00%	180.00%
Trigger price per share (in Dollars per share)				$ 18
Share price (in Dollars per share)							$ 0.1
Warrant description (in Dollars per share)					$ 18
Class of warrant per share (in Dollars per share)					18
Warrant [Member]
Shareholder’s Equity [Line Items]
Issued price percentage				115.00%
Class of warrant rights per share (in Dollars per share)				$ 0.01
Share price (in Dollars per share)									$ 11.5
Class of warrant per share (in Dollars per share)					$ 0.01
Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized				500,000,000	500,000,000					500,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001				0.0001	$ 0.0001
Ordinary shares exercised		1,492,646
Redemption price per share (in Dollars per share)		$ 11.08
Redeemed of ordinary shares value (in Dollars)		$ 16,541,342
Ordinary shares redeemed (in Dollars)		$ 16,541,342
Ordinary shares, issued				343,125	343,125
Ordinary shares, shares outstanding				343,125	343,125
Ordinary shares subject to possible redemption				4,257,354	5,750,000
Shares price per share (in Dollars per share)					$ 11.5				$ 11.5
Newly issued price per share (in Dollars per share)				$ 9.2
Share price (in Dollars per share)								$ 10
Share price per share (in Dollars per share)					$ 9.2
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholder’s Equity [Line Items]
Shares price per share (in Dollars per share)				$ 11.5
Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized				50,000,000	50,000,000	[2]				50,000,000	[2]
Ordinary shares, par value (in Dollars per share)				$ 0.0001	$ 0.0001	[2]				$ 0.0001	[2]
Ordinary shares, issued				1,437,500	1,437,500	[2]				1,437,500	[2]	2,156,250
Ordinary shares, shares outstanding				1,437,500	1,437,500	[2]				1,437,500	[2]
Cancelled shares			718,750	718,750
Ordinary shares held			718,750		718,750
Common Stock [Member]
Shareholder’s Equity [Line Items]
Share price (in Dollars per share)				$ 18
Common Stock [Member] | Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares subject to possible redemption					5,750,000
Warrant [Member]
Shareholder’s Equity [Line Items]
Issued price percentage					115.00%
Warrant [Member] | Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Shares price per share (in Dollars per share)					$ 11.5

[1]	In connection with the Extraordinary General Meeting of shareholders to vote on extending the Combination Period, on September 26, 2024, 1,492,646 Class A ordinary shares were redeemed at a per share price of $11.08. On October 4, 2024, $16,541,342 was paid from the Trust Account to redeeming shareholders in connection with the extension. As a result, the Company has recorded a liability of $16,541,342 as Class A ordinary shares to be redeemed and reduced Class A ordinary shares subject to possible redemption as of September 30, 2024 on the unaudited condensed consolidated balance sheet.
[2]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.